Cover	Jul. 27, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2022
Entity File Number	001-41447
Entity Registrant Name	NeoVolta, Inc
Entity Central Index Key	0001748137
Entity Tax Identification Number	82-5299263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13651 Danielson Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Poway
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92064
City Area Code	(800)
Local Phone Number	364-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEOV
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	NEOVW
Security Exchange Name	NASDAQ